UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.A. MacGuire & Company, LLC
Address: 381 Boston Post Road
         Darien, Connecticut
         06820           USA

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin MacGuire
Title: President and Chief Compliance Officer
Phone: 203-656-8173

Signature, Place, and Date of Signing:

   /s/ Kevin MacGuire       Darien, Connecticut             08/19/2008
------------------------  -----------------------   --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  47
Form 13F Information Table Value Total:  $132,295,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                            Title of                  Value       Shrs or                Investment       Voting Authority
Name of Issuer               Class        Cusip      (x$1000)     Prn Amt.   Shr/Prn     Discretion       Sole       None
--------------               -----        -----      --------     --------   -------     ----------       ----       ----
ALR Technologies              com       001630102           5       33,500     shr          sole          33,500          -
Abbott Laboratories           com       002824100         318        7,298     shr          sole           7,298          -
Activision                    com       004930202       1,112       97,700     shr          sole          52,900     44,800
Advanced Med. Optics          com       00763M108         289        5,700     shr          sole             100      5,600
Alltel                        com       020039103         766       11,997     shr          sole           7,347      4,650
Automatic Data                com       053015103       3,029       66,800     shr          sole          21,950     44,850
Bank of New York              com       064058100         423       13,149     shr          sole           6,489      6,660
Baxter Int'l.                 com       071813109       2,972       80,850     shr          sole          41,650     39,200
CVS Caremark                  com       126650100       3,869      126,025     shr          sole          67,825     58,200
Capital One Financial         com       14040H105       5,765       67,470     shr          sole          36,370     31,100
Carnival Corp.                com       143658300       3,262       78,150     shr          sole          44,350     33,800
Chevron                       com       166764100         664       10,700     shr          sole             200     10,500
Citigroup                     com       172967101       3,661       75,875     shr          sole          39,026     36,849
Comcast Corp.                 com       20030N101         786       24,000     shr          sole               -     24,000
Comcast Corp.                 com       20030N200       4,866      148,432     shr          sole          92,282     56,150
ConocoPhillips                com       20825C104         415        6,340     shr          sole           1,490      4,850
Currencyshares Euro           com       23130C108       2,737       21,370     shr          sole          11,320     10,050
Credit Suisse                 com       H3698D419         476        8,528     shr          sole           8,528          -
Exxon Mobil                   com       30231G102      11,985      195,350     shr          sole          53,048    142,302
Factset Research              com       303075105       3,780       79,925     shr          sole          51,300     28,625
Flowserve                     com       34354P105       3,460       60,800     shr          sole          27,500     33,300
Freddie Mac                   com       313400301       3,564       62,518     shr          sole          37,818     24,700
General Dynamics              com       369550108       4,101       62,650     shr          sole          35,850     26,800
General Electric              com       369604103       5,013      152,079     shr          sole          86,879     65,200
Ishares MC 400                com       464287507         458        6,000     shr          sole               -      6,000
Ishares SC 600                com       464287804         969       15,600     shr          sole           1,900     13,700
JP Morgan Chase               com       46625H100       4,732      112,664     shr          sole          69,664     43,000
Johnson & Johnson             com       478160104         447        7,452     shr          sole           5,884      1,568
Lehman Bros.                  com       524908100       1,717       26,350     shr          sole          18,750      7,600
Microsoft                     com       594918104         652       28,000     shr          sole          20,000      8,000
Morgan Stanley                com       617446448       4,603       72,814     shr          sole          40,564     32,250
Nabors Industries             com       G6359F103       8,099      239,680     shr          sole         148,080     91,600
Pantry Inc                    com       698657103       1,578       27,430     shr          sole          15,580     11,850
Pepsico Inc.                  com       713448108       2,379       39,625     shr          sole          19,725     19,900
Proctor & Gamble              com       742718109       4,282       77,022     shr          sole          38,950     38,072
Royal Dutch Shell             com       780259206         315        4,700     shr          sole           4,700          -
SPDR 500 Tr.                  com       78462F103       3,957       31,100     shr          sole               -     31,100
Schlumberger, Ltd             com       806857108       5,808       89,210     shr          sole          61,310     27,900
Streettracks Gold Trust       com       863307104       4,011       65,500     shr          sole          31,600     33,900
Sysco Systems                 com       871829107       3,027       99,050     shr          sole          54,950     44,100
3M Co.                        com       88579Y101       3,009       37,260     shr          sole          12,600     24,660
U.S. Bancorp                  com       902973304       1,285       41,605     shr          sole          24,348     17,257
United Technologies           com       913017109       3,950       62,280     shr          sole          35,980     26,300
Walgreen                      com       931422109       1,120       24,975     shr          sole           8,775     16,200
Williams Cos.                 com       969457100       4,903      209,900     shr          sole         113,200     96,700
Wyeth                         com       983024100       2,091       47,075     shr          sole          24,825     22,250
Yahoo!                        com       984332106       1,586       48,050     shr          sole          24,850     23,200